Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	May 31, 2018
Document Effective Date	May 31, 2018
Prospectus Date	Jun. 01, 2018
PMC Diversified Equity Fund | PMC Diversified Equity Fund
Prospectus:
Trading Symbol	PMDEX